TRADE PAYABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Amounts payable, related party transactions	€ 653,751	€ 607,505
Trade payables	€ 653,751	€ 607,505